Share-based payments - Assumptions used to determine the fair value of option grants (Details)	9 Months Ended
May 31, 2026 Y $ / shares
November 30, 2022
Share-based payments
Exercise price	$ 2,435,400
Market Price	$ 2,435,400
Expected volatility	107.00%
Risk-free interest rate	3.10%
Expected life | Y	5
December 1, 2022
Share-based payments
Exercise price	$ 2,349,000
Market Price	$ 2,349,000
Expected volatility	107.00%
Risk-free interest rate	3.00%
Expected life | Y	5
March 22, 2023
Share-based payments
Exercise price	$ 2,273,400
Market Price	$ 2,022,300
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	2
March 25, 2023
Share-based payments
Exercise price	$ 2,273,400
Market Price	$ 2,057,400
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	3
March 25, 2023
Share-based payments
Exercise price	$ 2,273,400
Market Price	$ 2,057,400
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
April 20, 2023
Share-based payments
Exercise price	$ 2,332,800
Market Price	$ 2,122,200
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	5
December 29, 2023
Share-based payments
Exercise price	$ 1,852,200
Market Price	$ 604,800
Expected volatility	76.00%
Risk-free interest rate	3.10%
Expected life | Y	5
January 26, 2024
Share-based payments
Exercise price	$ 410,400
Market Price	$ 430,920
Expected volatility	76.00%
Risk-free interest rate	3.50%
Expected life | Y	5
July 25, 2025
Share-based payments
Exercise price	$ 2,644
Market Price	$ 2,640
Expected volatility	101.00%
Risk-free interest rate	2.80%
Expected life | Y	5